Income taxes (Details) - Schedule of unrecognized deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Unrecognized Deferred Tax Assets Abstract
Deductible temporary differences	$ 3,920,076	$ 2,576,276
Tax losses	26,069,552	12,754,678
Total	$ 29,989,628	$ 15,330,954